Tax paid (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Tax paid
Net amounts payable at beginning of year	R (921)	R 652	R 1,465
Net interest and penalties on tax	(27)	(81)	(12)
Income tax per income statement	7,372	5,783	10,156
Foreign exchange differences recognised in income statement	(25)	(3)	(10)
Translation of foreign operations	(9)	21	(15)
Current tax beginning balance and expenses	6,390	6,372	11,584
Net tax (payable)/receivable per statement of financial position	(766)	921	(652)
Tax payable	(1,051)	(636)	(1,108)
Tax receivable	285	1,557	456
Per the statement of cash flows	5,624	7,293	10,932
Normal tax	5,624	7,293	10,932
Tax refund relating to Section 12L allowances	1,200
South Africa
Tax paid
Normal tax	3,689	5,351	7,939
Foreign Countries
Tax paid
Normal tax	R 1,935	R 1,942	R 2,993